Condensed Statement of Cash Flows - Globis Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (890,359)	$ (89,886)	$ (1,601,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		(1,785)		(5,627)
Changes in operating assets and liabilities:
Prepaid expenses			(283,333)	132,680
Accrued expenses			65,628
Accounts payable and accrued expenses	1,000			581,101
Net cash used in operating activities			(307,591)	(893,655)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(116,150,000)
Net cash used in investing activities			(116,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000		26,500
Proceeds from sale of Units, net of underwriting discounts paid			112,700,000
Proceeds from sale of Placement Units			1,008,330
Proceeds from sale of Private Warrants			3,141,670
Proceeds from promissory note – related party			50,000	700,000
Repayment of advances from related party			(50,000)
Payment of offering costs	(10,035)		(216,841)
Net cash provided by financing activities	14,965		116,659,659	700,000
Net Change in Cash	14,965		202,068	(193,655)
Cash – Beginning of period				202,068
Cash – End of period	14,965	$ 8,413	202,068	8,413
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	$ 5,000
Initial classification of common stock subject to possible redemption			$ 116,150,000